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
                                       Supplement dated April 24, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE               S-6406 L (5/08)       S-6410 H (5/08)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE               S-6407 J (5/08)
  ANNUITY -- BAND 3
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SINGLE PREMIUM VARIABLE LIFE                        S-6199 K (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE(R)           S-6418 K (5/08)       S-6419 L (5/08)
  VARIABLE UNIVERSAL LIFE IV-ESTATE SERIES
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE                                 S-6203 K (5/08)
-------------------------------------------------------------------------------------------------------------


This information in this supplement updates and amends certain information contained in your current variable life insurance or variable annuity contract prospectus. Please read it carefully and keep it with your variable life insurance or variable annuity prospectus.

The Trustees of Pioneer Variable Contracts Trust (the "Trust") authorized the liquidation of Pioneer International Value VCT Portfolio (the "Portfolio"). The Portfolio discontinued accepting requests to purchase shares of the Portfolio on or about April 23, 2009. The Portfolio liquidated on or about April 24, 2009. As of the date of the Portfolio's liquidation, Pioneer International Value
VCT -- Class 2 is no longer available as an investment option under your policy or contract.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
S-6406-6 A (4/09)

* Destroy date: May 1, 2009.